Material accounting policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Buildings [member] | Bottom of range [member]
Material accounting policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details) [Line Items]
Estimated useful life of property, plant and equipment	20 years
Buildings [member] | Top of range [member]
Material accounting policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details) [Line Items]
Estimated useful life of property, plant and equipment	50 years
Machinery [member]
Material accounting policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details) [Line Items]
Estimated useful life of property, plant and equipment	10 years
Office equipment, furniture, fixture and motor vehicles [Member] | Bottom of range [member]
Material accounting policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details) [Line Items]
Estimated useful life of property, plant and equipment	5 years
Office equipment, furniture, fixture and motor vehicles [Member] | Top of range [member]
Material accounting policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details) [Line Items]
Estimated useful life of property, plant and equipment	10 years